OTHER LONG TERM ASSETS	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER LONG TERM ASSETS	OTHER LONG TERM ASSETS
Other long term assets previously included $1.9 million of loan notes receivables due from third parties in relation to the early termination of charters. The Company recognized a credit loss provision of $1.9 million against this long term receivables resulting in a net balance of $0.0 million since December 31, 2020. There was no movement to the foregoing during the years ended December 31, 2024 and December 31, 2023.

Other long term assets also included collateral deposits on our interest rate and cross currency swaps of $7.1 million as of December 31, 2023 ($0.0 million as of December 31, 2024). Also see Note 12: Trade Accounts Receivable and Other Current Assets.

In 2018, the Company purchased four container vessels, each vessel subject to pre-existing time charters. Upon acquisition, a value of $18.0 million was assigned to these charters. As of December 31, 2024, the value was $0.0 million (December 31, 2023: $1.8 million). During the year ended December 31, 2024, the amortization charged to time charter revenue was $1.8 million (December 31, 2023: $2.9 million, December 31, 2022: $2.9 million).